LVIP BlackRock Equity Dividend Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.50%
Aerospace & Defense–3.22%
Airbus SE	32,160	$7,453,324
†Boeing Co.	27,944	6,031,154
L3Harris Technologies, Inc.	42,830	13,080,710
Lockheed Martin Corp.	14,874	7,425,250
RTX Corp.	36,824	6,161,760
		40,152,198
Automobile Components–0.11%
Lear Corp.	13,819	1,390,329
		1,390,329
Automobiles–0.86%
General Motors Co.	176,110	10,737,427
		10,737,427
Banks–11.47%
Bank of America Corp.	284,171	14,660,382
Citigroup, Inc.	428,954	43,538,831
First Citizens BancShares, Inc. Class A	15,929	28,499,530
JPMorgan Chase & Co.	48,285	15,230,537
Wells Fargo & Co.	490,245	41,092,336
		143,021,616
Beverages–0.46%
Keurig Dr. Pepper, Inc.	226,770	5,784,903
		5,784,903
Broadline Retail–2.51%
†Amazon.com, Inc.	142,335	31,252,496
		31,252,496
Building Products–0.51%
Fortune Brands Innovations, Inc.	120,198	6,417,371
		6,417,371
Capital Markets–3.67%
Carlyle Group, Inc.	179,077	11,228,128
Charles Schwab Corp.	103,379	9,869,593
Intercontinental Exchange, Inc.	146,072	24,610,210
		45,707,931
Chemicals–2.22%
Air Products & Chemicals, Inc.	33,440	9,119,756
LyondellBasell Industries NV Class A	112,360	5,510,134
PPG Industries, Inc.	123,906	13,023,760
		27,653,650
Commercial Services & Supplies–1.12%
Rentokil Initial PLC	2,759,664	13,947,707
		13,947,707
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.96%
Cisco Systems, Inc.	174,403	$11,932,653
		11,932,653
Consumer Staples Distribution & Retail–1.87%
Dollar General Corp.	181,814	18,790,477
Sysco Corp.	55,469	4,567,317
		23,357,794
Containers & Packaging–1.61%
Crown Holdings, Inc.	75,198	7,263,375
Sealed Air Corp.	361,908	12,793,448
		20,056,823
Diversified Telecommunication Services–0.93%
Verizon Communications, Inc.	264,045	11,604,778
		11,604,778
Electric Utilities–3.01%
American Electric Power Co., Inc.	52,247	5,877,787
Edison International	95,613	5,285,487
Evergy, Inc.	104,988	7,981,188
Exelon Corp.	295,198	13,286,862
PG&E Corp.	335,949	5,066,111
		37,497,435
Electronic Equipment, Instruments & Components–0.85%
CDW Corp.	56,440	8,989,763
Ralliant Corp.	36,483	1,595,402
		10,585,165
Entertainment–1.94%
Electronic Arts, Inc.	85,404	17,225,987
Walt Disney Co.	60,356	6,910,762
		24,136,749
Financial Services–2.05%
Fidelity National Information Services, Inc.	387,053	25,522,275
		25,522,275
Food Products–2.28%
Campbell's Co.	202,642	6,399,434
Kraft Heinz Co.	525,023	13,671,599
Lamb Weston Holdings, Inc.	143,231	8,318,857
		28,389,890
Ground Transportation–0.72%
CSX Corp.	129,737	4,606,961
Union Pacific Corp.	18,677	4,414,682
		9,021,643
Health Care Equipment & Supplies–6.07%
Baxter International, Inc.	1,107,411	25,215,748
LVIP BlackRock Equity Dividend Fund–1

LVIP BlackRock Equity Dividend Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	133,828	$25,048,587
Medtronic PLC	267,048	25,433,652
		75,697,987
Health Care Providers & Services–6.38%
Cardinal Health, Inc.	175,014	27,470,198
CVS Health Corp.	385,324	29,049,576
Elevance Health, Inc.	49,817	16,096,869
Labcorp Holdings, Inc.	24,173	6,939,101
		79,555,744
Health Care REITs–0.55%
Healthcare Realty Trust, Inc.	380,188	6,854,790
		6,854,790
Industrial Conglomerates–0.65%
Honeywell International, Inc.	38,497	8,103,618
		8,103,618
Industrial REITs–1.11%
Rexford Industrial Realty, Inc.	204,870	8,422,206
STAG Industrial, Inc.	153,449	5,415,215
		13,837,421
Insurance–3.53%
American International Group, Inc.	114,916	9,025,503
Fidelity National Financial, Inc.	218,233	13,200,914
Willis Towers Watson PLC	62,994	21,761,277
		43,987,694
Interactive Media & Services–2.27%
Alphabet, Inc. Class C	65,427	15,934,746
Meta Platforms, Inc. Class A	16,781	12,323,631
		28,258,377
IT Services–0.82%
Cognizant Technology Solutions Corp. Class A	152,575	10,233,205
		10,233,205
Leisure Products–1.06%
Hasbro, Inc.	174,315	13,221,793
		13,221,793
Machinery–0.82%
CNH Industrial NV	446,714	4,846,847
Fortive Corp.	108,966	5,338,244
		10,185,091
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–2.04%
Comcast Corp. Class A	554,131	$17,410,796
WPP PLC	1,616,774	7,997,438
		25,408,234
Metals & Mining–1.72%
Barrick Mining Corp.	237,354	7,778,091
Teck Resources Ltd. Class B	310,944	13,647,332
		21,425,423
Multi-Utilities–1.74%
Dominion Energy, Inc.	245,364	15,008,916
Sempra	74,262	6,682,095
		21,691,011
Oil, Gas & Consumable Fuels–5.35%
BP PLC	5,034,775	28,828,666
Enterprise Products Partners LP	480,395	15,021,951
Shell PLC	641,062	22,817,169
		66,667,786
Pharmaceuticals–2.43%
AstraZeneca PLC	53,753	8,083,734
Bristol-Myers Squibb Co.	145,122	6,545,002
Pfizer, Inc.	123,977	3,158,934
Sanofi SA	135,135	12,462,377
		30,250,047
Professional Services–3.78%
Leidos Holdings, Inc.	65,110	12,303,186
SS&C Technologies Holdings, Inc.	392,794	34,864,395
		47,167,581
Residential REITs–0.74%
AvalonBay Communities, Inc.	47,578	9,190,642
		9,190,642
Semiconductors & Semiconductor Equipment–1.75%
NVIDIA Corp.	29,829	5,565,495
STMicroelectronics NV	216,854	6,072,152
Taiwan Semiconductor Manufacturing Co. Ltd.	237,000	10,147,812
		21,785,459
Software–1.94%
Microsoft Corp.	46,738	24,207,947
		24,207,947
Specialized REITs–0.89%
Crown Castle, Inc.	115,115	11,107,446
		11,107,446
Technology Hardware, Storage & Peripherals–5.86%
Hewlett Packard Enterprise Co.	557,977	13,703,915
LVIP BlackRock Equity Dividend Fund–2

LVIP BlackRock Equity Dividend Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	623,638	$16,981,663
Samsung Electronics Co. Ltd.	489,157	29,250,755
Western Digital Corp.	108,740	13,055,324
		72,991,657
Tobacco–0.96%
British American Tobacco PLC ADR	224,372	11,909,666
		11,909,666
Trading Companies & Distributors–0.67%
WESCO International, Inc.	39,719	8,400,568
		8,400,568
Total Common Stock (Cost $1,078,864,505)		1,190,310,020
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–1.01%
Henkel AG & Co. KGaA 2.97%	155,034	$12,504,621
Total Preferred Stock (Cost $12,207,086)		12,504,621

MONEY MARKET FUND–3.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	43,659,524	43,659,524
Total Money Market Fund (Cost $43,659,524)		43,659,524

TOTAL INVESTMENTS–100.01% (Cost $1,134,731,115)	1,246,474,165
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(97,379)
NET ASSETS APPLICABLE TO 49,396,698 SHARES OUTSTANDING–100.00%	$1,246,376,786

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP BlackRock Equity Dividend Fund–3